Reconciliation Assets Measured at Fair Value on a Recurring Basis Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Corporate Bond Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 75,143
Unrealized Loss Reported in AOCI	$ (4,450)	(7,592)
Effect of exchange rate changes	(7,871)	2,468
Ending Balance	57,698
Dio Equity Option Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(115)		$ 153
Unrealized Gain Reported in other expense (income), net	11	17
Effect of exchange rate changes	$ 16	$ (6)